Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Disclosure of reconciliation of other equity instruments

	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED	NUMBER OF BSAs EXERCISED	NUMBER OF BSAs LAPSED	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED

			FOR THE YEAR ENDED
	AS OF JANUARY 1, 2022		DECEMBER 31, 2022		AS OF DECEMBER 31, 2022
BSAs granted under the Equity line agreement ....................................	300,000	300,000	—	(300,000)	—	—
The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT D ATE	TYPE	TOTAL NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2024	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2024			AS OF DECEMBER 31, 2024
2016-11-07	BCE-2016-1	84,000	22,495	—	(3,699)	—	18,796	18,796	18,796
2017-01-23	BCE-2017-1	67,374	67,000	—	—	—	67,000	41,735	67,000
2017-11-20	BCE-2017-2	150,000	112,500	—	—	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	—	67,373	33,686	67,373
2017-11-20	BCE-2017-5	67,374	64,374	—	(26,687)	(4,000)	33,687	16,843	33,687
2018-03-15	BCE-2018-1	22,000	11,980	—	—	—	11,980	11,980	11,980
2018-05-14	BCE 2018-3	33,687	16,844	—	(16,844)	—	—	—	—
2018-05-14	BCE-2018-4	16,843	16,843	—	—	—	16,843	8,422	16,843
2018-05-14	BCE-2018-5	22,000	6,000	—	(4,000)	—	2,000	2,000	2,000
	Total BCEs	530,652	385,409	—	(51,230)	(4,000)	330,179	245,962	330,179
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	TOTAL NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTAND ING AS OF JANUARY 1, 2024	NUMBER OF ISSUED BSAs	NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING	NUMBER OF BSAs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2024			AS OF DECEMBER 31, 2024
2015-12-04	BSA-2015-11	96,924	96,924	—	—	—	96,924	96,924	96,924
2015-12-04	BSA-2015-12	82,000	16,400	—	—	—	16,400	16,400	16,400
2017-09-18	BSA-2017-1	16,400	16,400	—	—	—	16,400	16,400	16,400
2018-01-22	BSA-2018-1	49,200	16,400	—	—	—	16,400	16,400	16,400
2014-03-11	BSA-2014-4	1,315	842	—	(842)	—	—	—	—
2014-03-11	BSA-2014-5	787	230	—	(230)	—	—	—	—
2024-04-04	BSA-2024-1	58,365	—	—	—	—	58,365	—	58,365
2024-04-04	BSA-2024-2	19,455	—	—	—	—	19,455	—	19,455
	Total BSAs	324,446	147,196		(1,072)	—	223,944	146,124	223,944
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	TOTAL NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANGIN G AS OF JANUARY 1, 2024	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDIN G
				FOR THE YEAR ENDED DECEMBER 31, 2024			AS OF DECEMBER 31, 2024
07/11/23	AGA-2023-1	1,382,796	1,382,796	—	(212,737)	(390,019)	780,040
07/11/23	AGA-2023-2	100,000	100,000	—	—	(25,000)	75,000
09/28/23	AGA-2023-3	731,500	731,500	—	(245,625)	—	485,875
09/28/23	AGA-2023-4	254,250	254,250	—	(41,000)	—	213,250
12/01/23	AGA-2023-5	132,750	132,750	—	(51,500)	—	81,250
02/01/24	AGA-2024-1	1,549,125	—	1,549,125	(193,500)	—	1,355,625
03/28/24	AGA-2024-2	22,500	—	22,500	—	—	22,500
05/23/24	AGA-2024-3	38,500	—	38,500	—	—	38,500
07/11/24	AGA-2024-4	93,000	—	93,000	—	—	93,000
07/11/24	AGA-2024-5	25,000	—	25,000	—	—	25,000
07/11/24	AGA-2024-6	20,000	—	20,000	—	—	20,000
09/05/24	AGA-2024-7	198,000	—	198,000	—	—	198,000
	Total AGAs	4,547,421	2,601,296	1,946,125	(744,362)	(415,019)	3,388,040

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA 2024-1	€14.06	[€5.7-€6.5]	58,365	€2.57	€13.10	4.30%	[5.4-6.9 years]	60.41%
BSA 2024-2	€14.06	[€5.8-€6.6]	19,455	€2.57	€13.10	4.30%	[5.5-7.0 years]	60.41%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2021	€31.60	€23.92	€0.00	2022-07-31	49.0%	-1.00%
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	€0.00	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	€0.00	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	€0.00	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	€0.00	N/A	N/A	N/A
AGA 2024-1	€12.26	€12.26	€0.00	N/A	N/A	N/A
AGA 2024-2	€13.40	€13.40	€0.00	N/A	N/A	N/A
AGA-2024-3	€12.76	€12.76	€0.00	N/A	N/A	N/A
AGA-2024-4	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-5	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-6	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-7	€10.80	€10.80	€0.00	N/A	N/A	N/A
The fair value of the Minimum Return Indemnifications was measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF MARCH 28, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	13%	8%
Probability-weighted present value of shortfall payment (in thousands of €)	1,959 (Final redemption) 68 (Tender offer)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	1,066 (Final redemption)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	1,410 (Final redemption)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	1,615 (Final redemption, i.e. a+b-c) 68 (Tender offer)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	1,683	2,636

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF JUNE 21, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	15%	8%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	741 (Final redemption) 0 (Tender offer)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	2,948 (Final redemption)	684 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	3,250 (Final redemption)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	475 (Final redemption, i.e. a+b-c) 0 (Tender offer)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	475	984
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198	214,198	214,198
Exercise price per share	€18.67	€18.67	€18.67
Ordinary share price	€17.10	€9.82	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920	243

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832	405,832	405,832
of which, number of conditional BSA	202,915	202,916	0
Exercise price per share	€9.86	€9.86	€9.86
Ordinary share price	€8.89	€9.82	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%	Drawn on June 21, 2024
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659	923
The Kreos A BSA and Kreos B BSA are measured at fair value using a Black-Scholes valuation model. The main data and assumptions are the following:

Kreos A BSA - June 1, 2018	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos A BSA	110,957	110,957
Exercise price per share	€7.21	€7.21
Ordinary share price	€6.18	€18.57
Residual maturity	5.6 years	0.0 years
Volatility	44.01%	N/A
Dividend	—%	N/A
Risk-free rate	2.98%	N/A
Fair value of issued Kreos A BSA (in thousands of €)	275	1,261

Kreos B BSA - June 1, 2019	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos B BSA	74,766	74,766
Exercise price per share	€10.70	€10.70
Ordinary share price	€6.18	€18.57
Residual maturity	6.4 years	0.0 years
Volatility	44.01%	N/A
Dividend	—%	N/A
Risk-free rate	2.96%	N/A
Fair value of issued Kreos B BSA (in thousands of €)	149	589

Disclosure of breakdown of the compensation expenses	Breakdown of the compensation expenses accounted for the period ended December 31, 2022, 2023 and 2024

TYPE (in thousands of euros)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
BCEs	(138)	(112)	(112)
BSAs	—	—	(211)
AGAs	(1,026)	(8,067)	(19,900)
Social taxes related to AGAs	(205)	(426)	(717)
Total	(1,369)	(8,605)	(20,941)